Financial statements preparation - Libor exposures in hedging relationships (Details) - LIBOR $ in Billions	Mar. 31, 2020 AUD ($)
USD
Summary of Libor exposures in hedging relationships
Notional hedged exposure	$ 53
GBP
Summary of Libor exposures in hedging relationships
Notional hedged exposure	2
CHF
Summary of Libor exposures in hedging relationships
Notional hedged exposure	2
JPY
Summary of Libor exposures in hedging relationships
Notional hedged exposure	$ 2